Income Taxes - Additional Information (Detail) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Line Items]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit		€ 12,400
Domestic income tax rate	[1]	25.00%	25.00%	25.00%
Effective Income Tax Rate on Innovation Box Benefit		5.00%
Income tax adjustment with respect to prior years taxes		€ 6,604	€ (6,001)	€ (1,325)
Adjustments in respect of prior years' deferred taxes (in percentage)	[1]	(0.40%)	0.40%	0.10%
Liability for unrecognized tax benefits		€ (136,434)	€ (96,458)	€ (83,738)
Period of estimated changes to the liability for unrecognized tax benefits		12 months
Tax effect carry-forward losses		€ 2,693	20,893	39,106
Liability for Unrecognized Tax Benefits [Member]
Income Tax Disclosure [Line Items]
Accrued interest and penalties recorded in the Consolidated Balance Sheets		30,900	25,000
Accrued interest and penalties recorded in the Consolidated Statements of Operations		€ 5,800	200	€ 1,700
NID Stock in Belgium [Member]
Income Tax Disclosure [Line Items]
Period of offsetting net operating losses		7 years
Total amount of loss carry forward, tax basis		€ 6,500	32,000
Tax effect carry-forward losses		€ 2,200	10,900
United States Federal Tax Laws [Member]
Income Tax Disclosure [Line Items]
Period of offsetting net operating losses		20 years
United States State Tax Laws [Member]
Income Tax Disclosure [Line Items]
Total amount of loss carry forward, tax basis		€ 0	90,400
Tax effect carry-forward losses		€ 0	€ 4,300

[1]	As a percentage of income before income taxes.